GOODWILL - Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Beginning Balance	$ 0	$ 0
Additions	5,529,178
Impairment loss	0	(105,818,351)	$ (127,252,810)
Ending Balance	$ 5,529,178	$ 0	$ 0